INVESTMENTS IN PORTFOLIO FUNDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
INVESTMENTS IN PORTFOLIO FUNDS
Number of underlying FuturesAccess Funds	5	5
Investments in portfolio funds
Fair Value	$ 70,557,639	$ 118,389,845
Percentage of Partners' Capital	99.50%	99.70%
Profit (Loss)	(2,756,626)	(5,757,962)	(2,393,964)
Cost as of date	62,812,712	99,498,961
Management Fee	(1,190,729)	(1,791,137)
Performance Fee	(142,817)	(111,017)
Minimum
Investments in portfolio funds
Percentage of Partners' Capital	0.00%
Maximum
Investments in portfolio funds
Percentage of Partners' Capital	0.00%
Winton
Investments in portfolio funds
Fair Value	14,111,527	23,677,969
Percentage of Partners' Capital	19.90%	19.94%
Profit (Loss)	1,442,581	(1,252,467)
Cost as of date	8,874,714	15,896,089
Management Fee	(299,925)	(447,194)
Performance Fee	(106,090)	(519)
Aspect
Investments in portfolio funds
Fair Value	14,111,527	23,677,968
Percentage of Partners' Capital	19.90%	19.94%
Profit (Loss)	(773,505)	(2,759,516)
Cost as of date	11,713,792	18,338,732
Management Fee	(297,276)	(446,670)
Performance Fee		(15,340)
Transtrend
Investments in portfolio funds
Fair Value	14,111,528	23,677,970
Percentage of Partners' Capital	19.90%	19.94%
Profit (Loss)	(110,517)	421,627
Cost as of date	11,386,931	18,172,896
Management Fee	(198,537)	(300,227)
Performance Fee		(37,953)
Bluetrend
Investments in portfolio funds
Fair Value	14,111,529	23,677,970
Percentage of Partners' Capital	19.90%	19.94%
Profit (Loss)	(1,753,279)	60,564
Cost as of date	13,569,670	20,519,264
Management Fee	(197,702)	(299,709)
Performance Fee	(36,727)	(57,205)
Man
Investments in portfolio funds
Fair Value	14,111,528	23,677,968
Percentage of Partners' Capital	19.90%	19.94%
Profit (Loss)	(1,561,906)	(2,228,170)
Cost as of date	17,267,605	26,571,980
Management Fee	$ (197,289)	$ (297,337)